Oppenheimer Small- & Mid- Cap Value Fund Summary Prospectus February 26, 2010, revised as of April 23, 2010
NYSE Ticker Symbols
Class A	QVSCX
Class B	QSCBX
Class C	QSCCX
Class N	QSCNX
Class Y	QSCYX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, Annual Report and other information about the Fund online at https://www.oppenheimerfunds.com/fund/investors/overview/SmallMidCapValueFund. You can also get this information at no cost by calling 1.800.225.5677 or by sending an email request to: info@oppenheimerfunds.com.

The Fund's prospectus dated February 26, 2010 and Statement of Additional Information ("SAI") dated February 26, 2010, revised as of April 23, 2010, and pages 8 through 30 of its most recent Annual Report, dated October 31, 2009, are incorporated by reference into this Summary Prospectus. You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/investors/overview/SmallMidCapValueFund. The Fund's prospectus is also available from financial intermediaries who are authorized to sell Fund shares.

Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. The table below describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 18  of the prospectus and in the sections "How to Buy Shares" beginning on page 50  and "Appendix A" in the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class B Shares	Class C Shares	Class N Shares	Class Y Shares
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	5%	1%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares	Class N Shares	Class Y Shares
Management Fees	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.26%	1.00%	1.00%	0.50%	N/A
Other Expenses	0.54%	0.83%	0.58%	0.70%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Operating Expenses	1.47%	2.50%	2.25%	1.87%	0.94%
Waivers/Reimbursements	(0.14)%	(0.36)%	(0.16)%	(0.32)%	(0.01)%
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	1.33%	2.14%	2.09%	1.55%	0.93%

*The Fund's investment adviser has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. Each undertaking may be amended or withdrawn after one year from the date of this prospectus.

Examples. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$703	$1,003	$1,324	$2,232	$703	$1,003	$1,324	$2,232
Class B Shares	$719	$1,053	$1,514	$2,344	$219	$753	$1,314	$2,344
Class C Shares	$314	$695	$1,203	$2,601	$214	$695	$1,203	$2,601
Class N Shares	$259	$562	$990	$2,184	$159	$562	$990	$2,184
Class Y Shares	$95	$300	$522	$1,159	$95	$300	$522	$1,159

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that have a market capitalization up to $13 billion. That range includes both small- and mid-cap stocks. The Fund has no fixed ratio for the percentage of small-cap and mid-cap stocks required to be held in its portfolio. Under normal market conditions the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap and mid-cap issuers.

     The Fund primarily invests in U.S. companies but may also purchase securities of issuers in any country, including developed and emerging market countries. While the Fund has no limits on the percentage of its assets it can invest in foreign securities, normally it does not expect to invest substantial amounts of its assets in foreign securities and generally limits investments in emerging markets to not more than 5% of its total assets. The Fund emphasizes securities that the portfolio manager believes are undervalued.

     In selecting investments for the Fund, the portfolio manager looks for stocks of small- and mid-cap companies that he believes have been undervalued by the market. A security may be undervalued because the market is not aware of the issuer's intrinsic value, does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities when other investors recognize their real or prospective worth. The portfolio manager uses a "bottom up" approach to select securities one at a time before considering industry trends. Those companies may have a low ratio of their stock price to earnings, for example. The portfolio manager also analyzes factors such as a company's book value, sales, earnings, growth potential and cash flows. After considering these criteria, the portfolio manager may also look at broader industry and economic trends that could affect the growth potential of particular small- and mid-cap stocks. The portfolio manager currently focuses on companies with the following characteristics, which may vary in particular cases and may change over time:

  Favorable supply/demand conditions for key products

  Development of new products or businesses

  Quality of management

  Competitive position in the marketplace

  Effective allocation of capital

The Fund may sell securities that the portfolio manager believes no longer meet the above criteria, but is not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or sector. To the extent that the Fund increases its emphasis on stocks in a particular industry, the value of its investments may fluctuate more in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

Main Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Main Risks of Small- and Mid-Sized Companies. Small- and mid-sized companies may be either established or newer companies, including companies that have been in operation for less than three years. While smaller companies might offer greater opportunities for gain, they also involve greater risk of loss. They may be more sensitive to changes in earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-sized companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-sized companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time to realize a gain on an investment in a small- or mid-sized company, if any gain is realized at all.

     The Fund can invest up to 5% of its total assets in securities of small, unseasoned companies.

     Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for funds emphasizing small- and mid-cap stock investments. Since the Fund does not seek current income and its income from investments will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at:
https://www.oppenheimerfunds.com/fund/investors/overview/SmallMidCapValueFund.

Sales charges and taxes are not included in the calculations and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.11% (2nd quarter 09) and the lowest return was -31.17% (4th quarter 08).

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns for the periods ended December 31, 2009	1 Year	5 Years (or life of class, if less)	10 Years (or life of class, if less)
Class A Shares (inception 1/3/89)
Return Before Taxes	36.30%	(0.37)%	7.96%
Return After Taxes on Distributions	36.30%	(1.34)%	6.84%
Return After Taxes on Distributions and Sale of Fund Shares	23.60%	(0.56)%	6.57%
Class B Shares (inception 9/1/93)	38.45%	(0.33)%	8.15%
Class C Shares (inception 9/1/93)	42.57%	0.05%	7.82%
Class N Shares (inception 3/1/01)	43.33%	0.49%	7.47%
Class Y Shares (inception 10/24/05)	45.28%	(0.18)%	N/A
Russell 2000® Index	27.17%	0.51%	3.51%
(reflects no deduction for fees, expenses or taxes)		0.57%[1]	4.55%[2]
Russell 2500® Index	34.39%	1.58%	4.91%
(reflects no deduction for fees, expenses or taxes)		1.20%[1]	5.49%[2]
Russell 2500® Value Index	27.68%	0.84%	8.18%
(reflects no deduction for fees, expenses or taxes)		0.15%[1]	6.93%[2]

1.  From 10-31-05
2.  From 2-28-01

Investment Adviser. OppenheimerFunds, Inc. is the Fund's investment adviser (the "Manager").

Portfolio Manager. John Damian has been portfolio manager of the Fund since October 2001 and Vice President of the Fund since December 2001.

Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. For certain investment plans and retirement accounts, the minimum initial investment is $500 and, for some, the minimum additional investment is $25. For certain fee based programs the minimum initial investment is $250.

     Shares may be purchased through a financial intermediary or the Distributor or redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1-800-225-5677. Share transactions may be paid by check, by Federal funds wire or directly from or into your bank account.

Taxes. If your shares are not held in a tax-deferred account, Fund distributions are subject to federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Manager, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

For More Information About Oppenheimer Small- & Mid-Cap Value Fund

You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/investors/overview/SmallMidCapValueFund. You can also request additional information about the Fund or your account:

By Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (225.5677)
By Mail:	For requests by mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270	For courier or express mail requests: OppenheimerFunds Services 12100 East Iliff Avenue, Suite 300 Aurora, Colorado 80014
On the Internet:	You can read or download information on the OppenheimerFunds website at: www.oppenheimerfunds.com
PR0251.001.0410